Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

Key Personnel Compensation

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,443,601	$1,387,221	$1,271,532
Share-based payments	713,514	2,126,970	235,737
Total	$2,157,115	$3,514,191	$1,507,269

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	2023	2022	2021

Selling and marketing expenses	VP Technology/VP Sales International	$313	$202	$402
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$1,131	$1,185	$869